Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost	$ 4,325	$ 3,372
Accumulated amortization	3,727	3,291
Amortized cost	$ 598	81
Brand name [Member]
Weighted average amortization period	4 years 1 month 6 days
Cost	$ 946	670
Accumulated amortization	$ 946	670
Customer list [Member]
Weighted average amortization period	2 years 6 months
Cost	$ 2,450	2,450
Accumulated amortization	$ 2,450	2,450
Software [Member]
Weighted average amortization period	3 years
Cost	$ 111	111
Accumulated amortization	$ 111	111
Customer relationship [Member]
Weighted average amortization period	7 years
Cost	$ 728	141
Accumulated amortization	130	60
Backlog [Member]
Cost	90
Accumulated amortization	$ 90